13F-HR
			12/31/2003

			0000315038
			x4dn*qbs

			NONE


			JOE SAPIA
			212-916-6004
			josapia@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Michael T. O Kane
Title:Senior Managing Director
Phone:212-916-4345





Signature, Place, and Date of Signing:

Michael T. O Kane	New York, NY	February 13, 2004



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:  23
Form 13F Information Table Value Total:  $196,448(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

                                                                FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/   SH/ PUT/INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT   PRN CALLDSCRETN  MANAGERS SOLE       SHARED NONE

ACLARA BIO SCIENCES INC             COM       00461P106     169    46,382 SH       DEFINED 01            46,382       0   0
AKAMAI TECHNOLOGIES                 COM       00971T101   4,295   399,143 SH       DEFINED 01           399,143
ALDERWOODS                          COM       014383103  21,970 2,332,253 SH       DEFINED 01         2,332,253
AMKOR TECHNOLOGY                    COM       031652100   5,197   286,486 SH       DEFINED 01           286,486
APARTMENT INVESTMENT                COM       03748R101  52,095 1,510,000 SH       DEFINED 01         1,510,000
AVAYA, INC                          COM       053499109     225    17,357 SH       DEFINED 01            17,357
AVICI SYSTEMS INC                   COM       05367L802       7       850 SH       DEFINED 01               850
BLOUNT INTERNATIONAL                COM       095180105   5,247   666,667 SH       DEFINED 01           666,667
CNET NETWORKS, INC.                 COM       12613R104     111    16,307 SH       DEFINED 01            16,307
CONCURRENT COMPUTER CORP            COM       206710204   7,542 1,725,938 SH       DEFINED 01         1,725,938
CONSECO  INC                        COM       208464883   2,072    95,053 SH       DEFINED 01            95,053
EQUITY OFFICE PPTY                  COM       294741103       0         1 SH       DEFINED 01                 1
EXELIXIS INC                        COM       30161Q104     119    16,890 SH       DEFINED 01            16,890
GENERAL ELECTRIC CO                 COM       369604103   7,834   252,876 SH       DEFINED 01           252,876
KRAMONT REALTY                      COM       50075Q107  12,580   695,000 SH       DEFINED 01           695,000
LUCENT TECHNOLOGIES                 COM       549463107     592   208,295 SH       DEFINED 01           208,295
NATIONWIDE HEALTH PPTYS             COM       638620104  21,505 1,100,000 SH       DEFINED 01         1,100,000
PARAMETRIC TECHNOLOGY               COM       699173100      15     3,694 SH       DEFINED 01             3,694
POST PROPERTIES, INC                COM       737464107  28,021 1,003,600 SH       DEFINED 01         1,003,600
VASTERA INC                         COM       92239N109   2,357   589,323 SH       DEFINED 01           589,323
VIACOM INC CLASS B                  COM       925524308  23,516   529,877 SH       DEFINED 01           529,877
WASHINGTON GRP INT'L                COM       938862208     980    28,845 SH       DEFINED 01            28,845
WHX CORP                            COM       929248409       1       260 SH       DEFINED 01               260